Consolidated statements of changes in equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrants [Member]	Total Reserves [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2018	$ 127,022,366	$ 15,990,864	$ 715,968	$ 16,706,832	$ (72,364,093)	$ 71,365,105
Beginning Balance (in shares) at Dec. 31, 2018	111,726,719
IfrsStatementLineItems [Line Items]
Share-based payments		933,120		933,120		933,120
Fair value of warrants issued for arrangement fee on gold loan payable		50,000		50,000		50,000
Total comprehensive loss for the year					(3,763,075)	(3,763,075)
Ending balance, value at Dec. 31, 2019	$ 127,022,366	16,973,984	715,968	17,689,952	(76,127,168)	68,585,150
Ending Balance (in shares) at Dec. 31, 2019	111,726,719
IfrsStatementLineItems [Line Items]
Share-based payments		1,784,500		1,784,500		1,784,500
Private placements, net of share issue costs	$ 3,850,209					3,850,209
Private placements, net of share issue costs (in shares)	8,609,658
Shares issued for cash on exercise of stock options	$ 158,090					158,090
Shares issued for cash on exercise of stock options (in shares)	188,000
Fair value of cash stock options transferred to share capital	$ 51,980	(51,980)		(51,980)
Shares issued on cashless exercise of stock options
Shares issued on cashless exercise of stock options (in shares)	105,877
Share issue costs on cashless exercise of options	$ (40,157)					(40,157)
Share issue costs	(40,990)					(40,990)
Fair value of cashless stock options transferred to share capital	178,480	(178,480)		(178,480)
Warrants exercised	10,000					10,000
Total comprehensive loss for the year					(3,129,368)	(3,129,368)
Warrants exercised (in shares)	20,000
Ending balance, value at Dec. 31, 2020	$ 131,189,978	18,528,024	715,968	19,243,992	(79,256,536)	71,177,434
Ending Balance (in shares) at Dec. 31, 2020	120,650,254
IfrsStatementLineItems [Line Items]
Share-based payments		1,870,800		1,870,800		1,870,800
Private placements, net of share issue costs	$ 11,610,581					11,610,581
Private placements, net of share issue costs (in shares)	15,846,154
Warrant liability	$ (2,371,174)					(2,371,174)
Finders’ warrants issued pursuant to private placement	(130,731)	130,731		130,731
Shares issued for cash on exercise of stock options	$ 564,750					564,750
Shares issued for cash on exercise of stock options (in shares)	725,000
Fair value of cash stock options transferred to share capital	$ 177,250	(177,250)		(177,250)
Total comprehensive loss for the year					(2,668,254)	(2,668,254)
Ending balance, value at Dec. 31, 2021	$ 141,040,654	$ 20,352,305	$ 715,968	$ 21,068,273	$ (81,924,790)	$ 80,184,137
Ending Balance (in shares) at Dec. 31, 2021	137,221,408